Investment Portfolio	as of June 30, 2021 (Unaudited)
DWS Massachusetts Tax-Free Fund
	Principal Amount ($)	Value ($)

Municipal Bonds and Notes 98.6%
Massachusetts 97.2%
Boston, MA, Metropolitan Transit Parking Corp., System Wide Parking Revenue, 5.25%, 7/1/2036	2,720,000	2,720,000
Boston, MA, Water & Sewer Commission:
Series A, 4.0%, 11/1/2027	1,000,000	1,051,430
Series A, 5.0%, 11/1/2030	500,000	532,360
Massachusetts, Bay Transportation Authority Revenue, Series A, 5.25%, 7/1/2025	2,960,000	3,534,497
Massachusetts, Bay Transportation Authority, Sales Tax Revenue, Series A, 5.25%, 7/1/2021	2,000,000	2,000,000
Massachusetts, General Obligation State Qualified Municipal Purpose Loan of Bond, 3.0%, 12/1/2034	1,165,000	1,305,954
Massachusetts, State Bay Transportation Authority, Sales Tax Revenue:
Series A-2, 5.0%, 7/1/2046	4,475,000	5,488,732
Series A, 5.25%, 7/1/2028	4,000,000	5,211,243
Massachusetts, State Clean Energy Cooperative Corp., Municipal Lighting Plant Cooperative, 5.0%, 7/1/2032	1,000,000	1,084,102
Massachusetts, State Clean Water Trust, Revolving Fund, Green Bond:
Series 19, 4.0%, 2/1/2037	1,635,000	1,851,146
Series 19, 4.0%, 2/1/2038	1,655,000	1,874,635
Massachusetts, State College Building Authority Revenue, Prerefunded, Series A, 5.0%, 5/1/2036	3,280,000	3,412,423
Massachusetts, State Consolidated Loan:
Series D, Prerefunded, 5.0%, 8/1/2033	1,000,000	1,003,954
Series B, 5.0%, 4/1/2037	2,500,000	3,087,479
Massachusetts, State Department of Transportation, Metropolitan Highway Systems Revenue:
Series A-2, 0.02% (a), 7/7/2021, LOC: TD Bank NA	200,000	200,000
Series A, 5.0%, 1/1/2028	1,000,000	1,271,649
Series A, 5.0%, 1/1/2029	2,000,000	2,604,889
Series C, 5.0%, 1/1/2032	2,000,000	2,564,575
Massachusetts, State Development Finance Agency Revenue:
Series A, 2.3%, 1/1/2042	1,000,000	994,112
Series A-2, 4.0%, 7/1/2040	1,000,000	1,184,811
Series A-2, 5.0%, 7/1/2021	4,700,000	4,700,000
Series A, 5.0%, 1/1/2024	1,000,000	1,113,436
Series A, 5.0%, 7/1/2044	5,850,000	7,103,960
Massachusetts, State Development Finance Agency Revenue Bond, Southcoast Health System Obligated Group:
Series G, 4.0%, 7/1/2046	710,000	839,651
Series G, 5.0%, 7/1/2050	5,080,000	6,519,552
Massachusetts, State Development Finance Agency Revenue Bond, Wheaton College Issue, Series I, 5.0%, 1/1/2053	1,000,000	1,252,696
Massachusetts, State Development Finance Agency Revenue, Babson College, 5.0%, 10/1/2042	2,500,000	3,040,602
Massachusetts, State Development Finance Agency Revenue, Baystate Medical Center, Series N, 5.0%, 7/1/2044	2,500,000	2,789,219
Massachusetts, State Development Finance Agency Revenue, Bentley University, 5.0%, 7/1/2040	1,750,000	2,078,239

Massachusetts, State Development Finance Agency Revenue, Berklee College of Music, Inc., 5.0%, 10/1/2037	2,000,000	2,389,028
Massachusetts, State Development Finance Agency Revenue, Beth Israel Lahey Health Issue:
Series K, 5.0%, 7/1/2035	750,000	951,192
Series K, 5.0%, 7/1/2036	1,000,000	1,262,702
Massachusetts, State Development Finance Agency Revenue, Boston University:
Series BB2, 4.0%, 10/1/2036	355,000	404,203
Series BB2, 4.0%, 10/1/2037	2,000,000	2,273,321
Series X, 5.0%, 10/1/2048	1,500,000	1,641,480
Massachusetts, State Development Finance Agency Revenue, Brandeis University, Series S-1, 5.0%, 10/1/2040	665,000	833,562
Massachusetts, State Development Finance Agency Revenue, CareGroup Obligated Group:
Series H-1, 5.0%, 7/1/2031	2,000,000	2,324,184
Series I, 5.0%, 7/1/2036	1,000,000	1,191,725
Massachusetts, State Development Finance Agency Revenue, Carleton-Willard Homes, Inc., 5.0%, 12/1/2042	525,000	606,234
Massachusetts, State Development Finance Agency Revenue, Dana-Farber Cancer Institute Obligated Group, Series N, 5.0%, 12/1/2041	3,000,000	3,599,022
Massachusetts, State Development Finance Agency Revenue, Lahey Clinic Obligated Group, Series F, 5.0%, 8/15/2040	7,500,000	8,691,345
Massachusetts, State Development Finance Agency Revenue, Lesley University, Series A, 5.0%, 7/1/2049	3,000,000	3,656,047
Massachusetts, State Development Finance Agency Revenue, Merrimack College:
Series B, 4.0%, 7/1/2042	475,000	557,615
Series B, 4.0%, 7/1/2050	1,825,000	2,125,873
Massachusetts, State Development Finance Agency Revenue, Milford Regional Medical Center, Series F, 5.75%, 7/15/2043	500,000	535,770
Massachusetts, State Development Finance Agency Revenue, Northeastern University:
Series A, 5.0%, 10/1/2029	650,000	833,655
Series A, 5.0%, 10/1/2034	1,000,000	1,321,073
Series A, 5.0%, 10/1/2035	1,000,000	1,318,749
Series A, 5.25%, 3/1/2037	2,500,000	2,809,233
Massachusetts, State Development Finance Agency Revenue, Northeastern University Issue:
Series A, 5.0%, 10/1/2032	1,700,000	2,258,572
Series A, 5.0%, 10/1/2033	900,000	1,192,003
Massachusetts, State Development Finance Agency Revenue, Partners Healthcare System, Inc.:
Series L, Prerefunded, 5.0%, 7/1/2036	5,000	5,000
Series S, 5.0%, 7/1/2037	1,405,000	1,746,968
Series S-1, 5.0%, 7/1/2047	2,500,000	3,074,782
Massachusetts, State Development Finance Agency Revenue, Sterling & Francine Clark Art Institute, 4.0%, 7/1/2041	2,500,000	2,855,351
Massachusetts, State Development Finance Agency Revenue, Suffolk University:
Series A, 4.0%, 7/1/2051	1,000,000	1,182,671
5.0%, 7/1/2035	2,225,000	2,678,947
5.0%, 7/1/2036	2,550,000	3,064,661
Massachusetts, State Development Finance Agency Revenue, The Broad Institute, Inc., 5.0%, 4/1/2037	875,000	1,074,700
Massachusetts, State Development Finance Agency Revenue, UMass Memorial Healthcare:
Series I, 5.0%, 7/1/2036	2,500,000	2,972,602
Series L, 5.0%, 7/1/2044	1,100,000	1,332,183
Massachusetts, State Development Finance Agency Revenue, Wellesley College:
Series L, 5.0%, 7/1/2029	785,000	1,001,044
Series J, 5.0%, 7/1/2042	3,500,000	3,669,250

Massachusetts, State Development Finance Agency Revenue, Woods Hole Oceanographic Institution:
5.0%, 6/1/2029	1,685,000	2,145,916
5.0%, 6/1/2031	1,845,000	2,329,971
5.0%, 6/1/2032	470,000	592,186
5.0%, 6/1/2048	3,500,000	4,346,158
Massachusetts, State Development Finance Agency Revenue, Worcester Polytechnic Institute:
5.0%, 9/1/2034	485,000	582,084
Series B, 5.0%, 9/1/2045	2,000,000	2,422,889
5.0%, 9/1/2052	3,500,000	4,143,292
Massachusetts, State Development Finance Agency, Lesley University, 5.0%, 7/1/2039	2,135,000	2,520,836
Massachusetts, State Development Financing Agency, College of the Holy Cross, Series A, 0.03% (a), 7/1/2021, LOC: Bank of America NA	100,000	100,000
Massachusetts, State Educational Financing Authority:
Series B, AMT, 2.0%, 7/1/2037 (b)	2,000,000	2,000,743
Series B, AMT, 3.0%, 7/1/2035	4,030,000	4,170,938
Series B, AMT, 5.0%, 7/1/2030	1,300,000	1,680,927
Series K, AMT, 5.25%, 7/1/2029	2,670,000	2,777,979
Series J, AMT, 5.5%, 7/1/2027	1,205,000	1,206,454
Massachusetts, State General Obligation:
Series G, 4.0%, 9/1/2034	3,000,000	3,448,323
Series G, 4.0%, 9/1/2037	5,000,000	5,756,528
Series B, 5.0%, 7/1/2029	3,500,000	4,605,346
Series A, 5.0%, 7/1/2036	7,000,000	8,205,126
Series A, 5.0%, 3/1/2041	5,000,000	5,595,829
Series A, 5.0%, 1/1/2049	3,000,000	3,769,900
Massachusetts, State Health & Educational Facilities Authority Revenue, Tufts University:
Series M, 5.5%, 2/15/2027	1,705,000	2,162,509
Series M, 5.5%, 2/15/2028	3,000,000	3,916,564
Massachusetts, State Housing Finance Agency Revenue, Series 215, 4.0%, 12/1/2050	2,440,000	2,754,443
Massachusetts, State Housing Finance Agency, Single Family Housing Revenue:
Series 218, 3.0%, 12/1/2050	1,465,000	1,594,299
Series 220, 3.0%, 12/1/2050	2,475,000	2,704,227
Massachusetts, State Port Authority Revenue:
Series A, AMT, 5.0%, 7/1/2034	1,000,000	1,212,269
Series A, AMT, Prerefunded, 5.0%, 7/1/2037	2,200,000	2,304,468
Series A, 5.0%, 7/1/2040	3,500,000	4,099,908
Series A, AMT, 5.0%, 7/1/2040	5,000,000	6,241,978
Series C, AMT, 5.0%, 7/1/2044	1,000,000	1,238,454
Series A, AMT, 5.0%, 7/1/2047	3,000,000	3,581,352
Massachusetts, State Port Authority, Special Facilities Revenue, Bosfuel Corp. Project:
Series A, AMT, 4.0%, 7/1/2044	4,000,000	4,605,473
Series A, AMT, 5.0%, 7/1/2033	895,000	1,141,031
Series A, AMT, 5.0%, 7/1/2039	1,340,000	1,686,750
Massachusetts, State School Building Authority, Sales Tax Revenue:
Series C, 4.0%, 11/15/2035	8,000,000	9,201,779
Series B, Prerefunded, 5.0%, 1/15/2031	4,480,000	5,213,181
Series B, Prerefunded, 5.25%, 10/15/2035	7,000,000	7,103,296
Massachusetts, State Transportation Fund Revenue, Accelerated Bridge Program, Series A, 5.0%, 6/1/2044	2,500,000	2,825,840
Massachusetts, State Transportation Fund Revenue, Rail Enhancement & Accelerated Bridge Programs:
Series A, 5.0%, 6/1/2038	3,850,000	4,630,387
Series A, 5.0%, 6/1/2048	1,500,000	1,881,785
Massachusetts, State Transportation Fund Revenue, Rail Enhancement Program, Series A, 5.0%, 6/1/2037	5,000,000	5,837,643

Massachusetts, State Transportation Fund Revenue, Rail Enhancement Project, Series A, 3.0%, 6/1/2050	3,000,000	3,254,565
Massachusetts, State Water Pollution Abatement Trust, Pool Program, 5.25%, 8/1/2031	12,615,000	17,573,430
Massachusetts, State Water Resources Authority:
Series A-2, 0.03% (a), 7/7/2021, SPA: TD Bank NA	100,000	100,000
Series B, 5.25%, 8/1/2031, INS: AGMC	5,130,000	7,176,064
Series B, 5.25%, 8/1/2032, INS: AGMC	2,000,000	2,855,138
Massachusetts, State Water Resources Authority Revenue, Green Bond, Series C, 4.0%, 8/1/2040	10,425,000	11,993,243
Plymouth, MA, General Obligation, Municipal Purpose Loan, 5.0%, 5/1/2030	1,595,000	1,597,797
Scituate, MA, General Obligation, 4.0%, 9/15/2033	3,215,000	3,554,898
University of Massachusetts, Building Authority Project Revenue, Series 1, 5.0%, 11/1/2036	6,035,000	7,142,361
University of Massachusetts, State Building Authority Revenue:
Series 3, 5.0%, 11/1/2037	3,000,000	3,751,605
Series 2019-1, 5.0%, 5/1/2038	1,100,000	1,405,217
Waltham, MA, General Obligation School, 3.0%, 10/15/2033	1,995,000	2,263,676
Weston, MA, General Obligation, 5.0%, 1/15/2026	940,000	1,132,906
Worcester, MA, General Obligation, Series A, 5.0%, 1/15/2031, INS: AGMC	2,205,000	2,547,580
		344,537,634
Guam 0.7%
Guam, Government Waterworks Authority, Water & Wastewater System Revenue:
5.0%, 7/1/2040	260,000	302,771
Series A, 5.0%, 1/1/2050	180,000	221,468
Guam, International Airport Authority Revenue, Series C, AMT, 6.375%, 10/1/2043	320,000	349,196
Guam, Port Authority Revenue, Series A, 5.0%, 7/1/2048	190,000	224,213
Guam, Power Authority Revenue:
Series A, 5.0%, 10/1/2030, INS: AGMC	415,000	437,117
Series A, 5.0%, 10/1/2037	315,000	366,265
Series A, 5.0%, 10/1/2038	285,000	330,853
Series A, 5.0%, 10/1/2040	200,000	231,513
		2,463,396
Puerto Rico 0.7%
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue, Series A-1, 5.0%, 7/1/2058	2,131,000	2,461,554
Total Municipal Bonds and Notes (Cost $317,833,283)		349,462,584

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $317,833,283)	98.6	349,462,584
Other Assets and Liabilities, Net	1.4	4,985,244
Net Assets	100.0	354,447,828
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
(a)	Variable rate demand notes are securities whose interest rates are reset periodically (usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder at any time, and are shown at their current rates as of June 30, 2021. Date shown reflects the earlier of demand date or stated maturity date.
(b)	When-issued security.
AGMC: Assured Guaranty Municipal Corp.
AMT: Subject to alternative minimum tax.
INS: Insured

LOC: Letter of Credit
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.
SPA: Standby Bond Purchase Agreement
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of June 30, 2021 in valuing the Fund’s investments.
Assets	Level 1	Level 2	Level 3	Total
Municipal Bonds and Notes (a)	$—	$349,462,584	$—	$349,462,584
Total	$—	$349,462,584	$—	$349,462,584
(a)	See Investment Portfolio for additional detailed categorizations.
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DMATF-PH1
R-080548-1 (1/23)